Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 49,000	$ 510,000	$ 2,807,000
Other receivables	0	58,000	0
Inventory		0	55,000
Prepaid expenses	36,000	33,000	45,000
Capitalized Merger Costs	1,005,000	0
Total current assets	1,090,000	601,000	2,907,000
Other assets	2,000	2,000	2,000
Total assets	1,092,000	603,000	2,909,000
Current liabilities
Accounts payable	1,291,000	85,000	382,000
Accrued expenses	836,000	186,000	678,000
Current portion of notes payable — Government loans		0	20,000
LMFA note payable	350,000	0
Convertible notes - related party, net of discount	413,000	2,378,000	0
Derivative liability	0	471,000	0
Total current liabilities	2,890,000	3,120,000	1,080,000
Long-term liabilities
Notes payable - Government loans	63,000	63,000	63,000
Convertible notes - related party, net of discount, net of current portion	4,047,000	181,000	0
Derivative liability	0	55,000	0
Total long-term liabilities	4,110,000	299,000	63,000
Total liabilities	7,000,000	3,419,000	1,143,000
Commitments and contingencies (see Note 9)
Convertible preferred stock	73,349,000	73,349,000	73,349,000
Stockholders' deficit
Common stock, value	0	0	0
Additional paid-in capital	853,000	147,000	133,000
Accumulated deficit	(80,110,000)	(76,312,000)	(71,716,000)
Total stockholders' deficit	(79,257,000)	(76,165,000)	(71,583,000)
Total liabilities, convertible preferred stock and stockholders' deficit	1,092,000	603,000	2,909,000
LMF ACQUISITION OPPORTUNITIES, INC.
Current assets
Cash	116,840	51,567	38,388
Prepaid insurance and other fees	41,361	286,237	0
Cash and marketable securities held in trust	107,048,750	105,581,820
Prepaid expenses	132,875	14,817	0
Total current assets	107,339,826	105,934,441
Deferred offering costs	3,622,500	3,622,500	230,820
Cash and marketable securities held in trust		105,581,820	0
Total assets	107,339,826	105,934,441	269,208
Current liabilities
Accrued expenses	1,866,028	376,702	123,031
Notes and advances payable - related parties	2,768,405	0
Deferred underwriting commissions in connection with the initial public offering	3,622,500	3,622,500	0
Warrant liability	1,129,378	6,930,740	0
Convertible notes - related party, net of discount		0	126,413
Total current liabilities		376,702,000	249,444,000
Total current liabilities	9,386,311	10,929,942
Long-term liabilities
Total liabilities	9,386,311	10,929,942	249,444
Commitments and contingencies (see Note 9)
Class A common stock subject to possible redemption 10,350,000 shares at redemption value of $10.20 per share		105,570,000	0
Stockholders' deficit
Preferred Stock, Value	0	0	0
Additional paid-in capital	0	0	24,785
Accumulated deficit	(8,895,504)	(10,565,770)	(5,236)
Total stockholders' deficit	(8,895,235)	(10,565,501)	19,764
Total liabilities, convertible preferred stock and stockholders' deficit	107,339,826	105,934,441	269,208
Common Stock Subject To Mandatory Redemption [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Long-term liabilities
Class A common stock subject to possible redemption 10,350,000 shares at redemption value of $10.20 per share	106,848,750	105,570,000
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Stockholders' deficit
Common stock, value	10	10	0
Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Stockholders' deficit
Common stock, value	259	259	215
Series B preferred stock [Member]
Long-term liabilities
Convertible preferred stock	7,821,000	5,421,000	5,270,000
Series A-1 preferred stock [Member]
Long-term liabilities
Convertible preferred stock	19,451,000	19,451,000	19,451,000
Series A-2 preferred stock [Member]
Long-term liabilities
Convertible preferred stock	$ 46,077,000	$ 48,477,000	$ 48,628,000